10A BANK DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Bank Debt
BANK DEBT

On July 1, 2016, the Company entered into that certain Loan and Security Agreement (the "Loan Agreement"), with its wholly-owned subsidiaries Ameri and Partners Inc and Bellsoft, Inc., as borrowers (the "Borrowers"), the Company and its wholly-owned subsidiaries Linear Logics, Corp. and WinHire Inc serving as guarantors, the Company's Chief Executive Officer, Giri Devanur, serving as a validity guarantor, and Sterling National Bank, N.A. (as lender and as agent, "Sterling"). The Company joined DCM, Virtuoso and ATCG as borrowers under the Loan Agreement following their respective acquisition.

Under the Loan Agreement, the Borrowers can borrow up to an aggregate of $10 million, which includes up to $8 million in principal for revolving loans (the "Revolving Loans") for general working capital purposes, up to $2 million in principal pursuant to a term loan (the "Term Loan") for the purpose of a permitted business acquisition and up to $200,000 for letters of credit.  A portion of the proceeds of the Loan Agreement were also used to repay the November 20, 2015 credit facility that was entered into between the Company, its wholly-owned subsidiary Bellsoft, Inc. (Ameri Georgia) and Federal National Payables, Inc.

The maturity of the loans under the Loan Agreement are as follows:

Revolving Loan Maturity Date: July 1, 2019; provided, however, that the Revolving Loan Maturity Date will extend and renew automatically for successive one-year terms on each anniversary of the initial Revolving Loan Maturity Date (each an "Anniversary Date") thereafter, unless not less than sixty (60) days prior to any such Anniversary Date, written notice of non-renewal is given by either party to the other, in which case the Revolving Loan Maturity Date will be such next Anniversary Date.

Term Loan Maturity Date: The earliest of (a) the date following acceleration of the Term Loan and/or the Revolving Loans; (b) the Revolving Loan Maturity Date; or (c) July 1, 2019.

Interest under the Loan Agreement is payable monthly in arrears and accrues as follows:

(a)	in the case of Revolving Loans, a rate per annum equal to the sum of (i) the Wall Street Journal Prime Rate plus (ii) 2.00%;

(b)	in the case of the Term Loan, a rate per annum equal to the sum of (i) the Wall Street Journal Prime Rate plus (ii) 3.75%; and

(c)	in the case of other obligations of the Borrowers, a rate per annum equal to the sum of (i) the greater of (A) 3.25% or (B) Wall Street Journal Prime Rate plus (ii) 3.75%.

The Loan Agreement also requires the payment of certain fees, including, but not limited to letter of credit fees and an unused Revolving Loans fee.

The Loan Agreement contains financial and other covenant requirements, including, but not limited to, financial covenants that require the Borrowers to not permit capital expenditures above $150,000 in any fiscal year, maintain a fixed charge coverage ratio of not less than 2.00 to 1.00 and maintain certain debt to EBITDA ratios. The Loan Agreement also requires the Company and Borrowers to obtain Sterling's consent before making any permitted acquisitions.  The amounts borrowed by the Borrowers under the Loan Agreement are guaranteed by the guarantors, and the Loan Agreement is secured by substantially all of the Borrowers’ assets.

The principal amount of the Term Loan will be repaid as follows: (i) equal consecutive monthly installments in the amount of $33,333.33 each, paid on the first day of each calendar month and (ii) one final payment of the entire remaining principal balance, together with all accrued unpaid interest on the Term Loan maturity date.

To date, the Company is not in conformance with the financial covenants contained in its Loan Agreement with Sterling National Bank.  The Company received a waiver from Sterling National Bank for its non-compliance with the Loan Agreement through March 31, 2017 in exchange for the payment of a fee of $5,000.  The Company is currently negotiating a waiver with Sterling National Bank to waive the Company's compliance with the Loan Agreement during the second quarter of 2017 in exchange for the payment of an additional fee that is to be determined.  The Company does not expect to be in compliance with the terms of the Loan Agreement following the conclusion of the terms of the waivers granted by Sterling National Bank. The Company is continuing to work with Sterling National Bank to address its non-compliance.

Interest paid during the period ended March 31, 2017 amounted to $79,933 Principal repaid on the term loan during the period ended March 31, 2017 was $100,000. The short term and long term loan outstanding balances on the term loan as of March 31, 2017 is $399,996 and $1,023,474 respectively. The revolving line of credit outstanding balance as of March 31, 2017 was $2,440,971.

Bigtech, which was acquired as of July 1, 2016, had a term loan of $17,637 and a line of credit for $373,040 as of March 31, 2017.  The Bigtech line of credit is with an Indian bank, HDFC Bank Limited and was entered into on June 3, 2015 for Bigtech’s working capital requirements. The line of credit is for up to $416,667 with an interest rate of 11.85% per annum and maturity in June 2020.  The Bigtech term loan accrues interest at the rate of 10.30% per annum and matures in 2020. Both the term loan and the line of credit were already in place when the Company acquired Bigtech. Interest paid during the period ended March 31,2017 amounted to $10,873 for the term loan and line of credit held by Bigtech.

On July 1, 2016, the Company entered into that certain Loan and Security Agreement (the "Loan Agreement"), with its wholly-owned subsidiaries Ameri and Partners Inc and Bellsoft, Inc., as borrowers (the "Borrowers"), the Company and its wholly-owned subsidiaries Linear Logics, Corp. and WinHire Inc serving as guarantors, the Company's Chief Executive Officer, Giri Devanur, serving as a validity guarantor, and Sterling National Bank, N.A. (as lender and as agent, "Sterling"). The Company joined DCM, Virtuoso and ATCG as borrowers under the Loan Agreement following their respective acquisition.

Under the Loan Agreement, the Borrowers can borrow up to an aggregate of $10 million, which includes up to $8 million in principal for revolving loans (the "Revolving Loans") for general working capital purposes, up to $2 million in principal pursuant to a term loan (the "Term Loan") for the purpose of a permitted business acquisition and up to $200,000 for letters of credit.  A portion of the proceeds of the Loan Agreement were also used to repay the November 20, 2015 credit facility that was entered into between the Company, its wholly-owned subsidiary Bellsoft, Inc. (Ameri Georgia) and Federal National Payables, Inc.

The maturity of the loans under the Loan Agreement are as follows:

Revolving Loan Maturity Date: July 1, 2019; provided, however, that the Revolving Loan Maturity Date will extend and renew automatically for successive one-year terms on each anniversary of the initial Revolving Loan Maturity Date (each an "Anniversary Date") thereafter, unless not less than sixty (60) days prior to any such Anniversary Date, written notice of non-renewal is given by either party to the other, in which case the Revolving Loan Maturity Date will be such next Anniversary Date.

Term Loan Maturity Date: The earliest of (a) the date following acceleration of the Term Loan and/or the Revolving Loans; (b) the Revolving Loan Maturity Date; or (c) July 1, 2019.

Interest under the Loan Agreement is payable monthly in arrears and accrues as follows:

(a)	in the case of Revolving Loans, a rate per annum equal to the sum of (i) the Wall Street Journal Prime Rate plus (ii) 2.00%;

(b)	in the case of the Term Loan, a rate per annum equal to the sum of (i) the Wall Street Journal Prime Rate plus (ii) 3.75%; and

(c)	in the case of other obligations of the Borrowers, a rate per annum equal to the sum of (i) the greater of (A) 3.25% or (B) Wall Street Journal Prime Rate plus (ii) 3.75%.

The Loan Agreement also requires the payment of certain fees, including, but not limited to letter of credit fees and an unused Revolving Loans fee.

The Loan Agreement contains financial and other covenant requirements, including, but not limited to, financial covenants that require the Borrowers to not permit capital expenditures above $150,000 in any fiscal year, maintain a fixed charge coverage ratio of not less than 2.00 to 1.00 and maintain certain debt to EBITDA ratios. The Loan Agreement also requires the Company and Borrowers to obtain Sterling's consent before making any permitted acquisitions.

The principal amount of the Term Loan will be repaid as follows: (i) equal consecutive monthly installments in the amount of $33,333.33 each, paid on the first day of each calendar month and (ii) one final payment of the entire remaining principal balance, together with all accrued unpaid interest on the Term Loan maturity date.  The Company's outstanding balance with Sterling National Bank for the Term Loan and Revolving Loans was $1,923,466 and $2,743,177, respectively, as of December 31, 2016.

The Company did not fulfill certain of the financial covenants contained in its Loan Agreement with Sterling National Bank as of December 31, 2016. Sterling National Bank waived the Company’s non-compliance with the Loan Agreement through December 31, 2016 without penalty or the payment of any fee by the Company.

Bigtech, which was acquired as of July 1, 2016, had a term loan of $18,101 and a line of credit for $345,713 as of December 31, 2016. The Bigtech line of credit is with the Indian bank HDFC Bank Limited and was entered into on June 3, 2015 for Bigtech’s working capital requirements. The line of credit is for up to $416,667 with an interest rate of 11.85% per annum and maturity in June 2030. The Bigtech term loan accrues interest at the rate of 10.30% per annum and matures in 2020. Both the term loan and the line of credit were already in place when the Company acquired Bigtech.

Short-term Debt:

The following summarizes our short-term debt balances as of December 31:

	2016	2015
Notes outstanding under revolving credit facility	$3,088,890	$1,235,935
Term loan - current maturities	405,376	-
Total short-term debt	$3,494,266	$1,235,935

Long-term Debt:

The following summarizes our long-term debt balances as of December 31:

	2016	2015

Term loan, due 2019	$1,941,567	$-
Less: Current maturities	405,376	-
Long-term debt, net of current maturities	$1,536,191	$-

The following represents the schedule of maturities of our long-term debt:

Year	Amounts

2017	$405,376
2018	405,376
2019	1,130,815
Total	$1,941,567